Consolidated Statement of Stockholders' Equity (USD $)	Common Stock	Additional Paid-in Capital	Common Stock Payable	Unamortized Equity Compensation	(Deficit) Accumulated during the Development Stage	Total
Beginning Balance, amount at Dec. 31, 2011	$ 16,480	$ 711,811	$ 1,425		$ (296,252)	$ 433,464
Beginning Balance, shares at Dec. 31, 2011	16,480,000
Repurchase and cancellation of stock, shares	(1,000,000)
Repurchase and cancellation of stock, value	(1,000)	1,000
Shares issued for services, shares	763,918
Shares issued for services, value	764	655,645	550			656,959
Shares issued for cash, shares	2,184,001
Shares issued for cash, value	2,184	1,089,817				1,092,001
Asset acquisition, value		588,755	539			589,294
Stock options granted for services, value		774,140		(283,001)		491,139
Imputed interest - related party		14,515				14,515
Net loss for the period					(2,320,361)	(2,320,361)
Ending Balance, amount at Dec. 31, 2012	18,428	3,835,683	2,514	(283,001)	(2,616,613)	957,011
Ending Balance, shares at Dec. 31, 2012	18,427,919
Shares issued for services, shares	1,433,499
Shares issued for services, value	1,433	768,144	100			769,677
Shares issued for cash, shares	5,865,000
Shares issued for cash, value	5,865	3,159,294	465			3,165,624
Asset acquisition, shares	2,750,000
Asset acquisition, value	2,750	3,129,000	750			3,132,500
Shares issued for accounts payable, shares	898,952
Shares issued for accounts payable, value	899	448,577				449,476
Shares issued for compensation, related party		60,379	121			60,500
Shares issued in litigation settlement, shares	1,424,075
Shares issued in litigation settlement, value	1,424		(1,424)
Shares previously authorized, shares	1,863,620
Shares previously authorized, value	1,864		(1,864)
Stock option amortization				234,266		234,266
Net loss for the period					(3,713,782)	(3,713,782)
Ending Balance, amount at Dec. 31, 2013	$ 32,663	$ 11,401,077	$ 662	$ (48,735)	$ (6,330,395)	$ 5,055,272
Ending Balance, shares at Dec. 31, 2013	32,663,065